Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2013
Combined Financial Information of SEPCO Group Accounted for Under Equity Method

Summarized combined financial information of SEPCO Group accounted for under the equity method is as follows:

	2011		2012*
	(In millions)
Revenues	Rs.	14,807	Rs.	2,607
Network and transmission cost		7,993		1,278
Loss from continuing operations before taxes		11,175		1,985
Net loss		11,293		1,985

*	Till the date of acquisition.